Supplement to the
Fidelity® Enhanced High Yield ETF
December 30, 2024
As Revised January 24, 2025
Summary Prospectus

Alexandre Karam no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Rahul Bhargava (Co-Lead Portfolio Manager) has managed the fund since 2024.
Leo Landes (Co-Lead Portfolio Manager) has managed the fund since 2025.
Benjamin Harrison (Co-Portfolio Manager) has managed the fund since 2022.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.
HIE-SUSTK-0425-104 1.9910130.104	April 30, 2025